                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 1999
                                                              -----------------

Check here if Amendment / /;             Amendment Number:
          This Amendment (Check only one.):      / /  is a restatement.
                                                 / /  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             McCarthy Group Asset Management, Inc.
                 --------------------------------------------------------------
Address:          1125 South 103rd Street, Suite 450
                 --------------------------------------------------------------
                  Omaha, Nebraska
                 --------------------------------------------------------------
                  68124
                 --------------------------------------------------------------

Form 13F File Number:   28-  initial filing
                            ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard L. Jarvis
                 --------------------------------------------------------------
Title:            President
                 --------------------------------------------------------------
Phone:            (402) 393-1497
                 --------------------------------------------------------------

Signature, Place, and Date of Signing:

            /s/ Richard L. Jarvis       Omaha, Nebraska        02/11/00
          -------------------------     ------------------     --------------
              [Signature]                   [City, State]         [Date]

Report type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 13F File Number                       Name

          28-
              ----------------------                 ---------------------------
          [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                             ------------------------------
Form 13F Information Table Entry Total:       141
                                             ------------------------------
Form 13F Information Table Value Total:      $126,102
                                             ------------------------------
                                                    (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.          Form 13F File Number         Name

                     28-
         ----            -----------------        -----------------------------

          [Repeat as necessary.]

McCarthy Group Asset Management, Inc.

FORM 13F

December 31, 1999


                                                                                          Voting Authority
                                                                                          -----------------
                                                     Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                 Title of CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn Managers Sole    Shared    None

AAR Corp                        COM    000361105      1322    73710    SH      Defined          67145             6565
Acceptance Insurance Companies  COM    004308102      4275   743428    SH      Defined         743428
ACNielsen Corp                  COM    004833109      2072    84128    SH      Defined          80628             3500
Advo Inc                        COM    007585102       266    11200    SH      Defined          11200
Albertson's Inc.                COM    013104104       979    30350    SH      Defined          30350
Allegheny Technologies, Inc.    COM    01741r102       275    12236    SH      Defined          12236
Allstate Corp                   COM    020002101      1271    52805    SH      Defined          52805
American Financial Holdings, I  COM    026075101       441    35100    SH      Defined          30600             4500
American International Group    COM    026874107       913     8440    SH      Defined           8065              375
Arctic Cat Inc.                 COM    039670104       254    25400    SH      Defined          25400
Arrow Electronics Inc           COM    042735100       268    10570    SH      Defined          10570
Arrow International             COM    042764100       241     8300    SH      Defined           8300
Avatar Holdings Inc. CV         CONV   053494AD2      1300  1475000   PRN      Defined        1475000
Bay View Capital Corp           COM    07262l101      2037   143554    SH      Defined         143554
BE Aerospace, Inc.              COM    073302101      1300   154072    SH      Defined         145042             9030
Becton Dickinson & Co.          COM    075887109       375    13920    SH      Defined          13920
Berkshire Hathaway, Inc. Cl. B  COM    084670207      1563      854    SH      Defined            751              103
Bestfoods                       COM    08658u101       478     9100    SH      Defined           9100
Black & Decker Corp             COM    091797100      1885    36080    SH      Defined          36080
BNCCORP, Inc.                   COM    055936108       375    63850    SH      Defined          63850
Briggs and Stratton             COM    109043109       231     4300    SH      Defined           4300
Bristol Myers Squibb Co.        COM    110122108       909    14154    SH      Defined          14154
Caci International Inc - Cl. A  COM    127190304       486    21500    SH      Defined          21500
Callaway Golf Company           COM    131193104       197    11150    SH      Defined          11150
Capital Automotive REIT         COM    139733109      1205    98875    SH      Defined          98875
Careside, Inc.                  COM    141728105       187    19230    SH      Defined          19230
Catellus Development Corporati  COM    149111106       739    57680    SH      Defined          53520             4160
CEM Corp                        COM    125165100       135    12600    SH      Defined          12600
Claire's Stores Inc             COM    179584107       269    12000    SH      Defined          12000
Clarion Com'l Hldgs Inc Cl. A   COM    18051W109       155    20000    SH      Defined          20000
Coca-Cola Co                    COM    191216100       247     4239    SH      Defined           4114              125
Comarco Inc                     COM    200080109       623    26500    SH      Defined          26500
Conagra Inc                     COM    205887102       249    10968    SH      Defined          10968
Conmed Corp                     COM    207410101       251     9700    SH      Defined           9700
Cooper Tire & Rubber            COM    216831107       235    14900    SH      Defined          14900
Countrywide Credit Industries,  COM    222372104       991    39238    SH      Defined          35088             4150
Cox Communications, Inc Cl A    COM    224044107       529    10273    SH      Defined          10273
Data Transmission Network Corp  COM    238017107      1251    72500    SH      Defined          72500
Dentsply Intl Inc New           COM    249030107       333    14100    SH      Defined          14100
Department 56, Inc.             COM    249509100       249    11000    SH      Defined          11000
EMCOR Group, Inc.               COM    29084q100       183    10000    SH      Defined          10000
Evertrust Financial Group, Inc  COM    300412103      1673   179090    SH      Defined         174090             5000
Excel Legacy Corp               COM    300665106       159    48100    SH      Defined          48100
Fannie Mae                      COM    313586109       847    13565    SH      Defined          12725              840
Ferro Corporation               COM    315405100       218     9900    SH      Defined           9900
Freddie Mac                     COM    313400301      2704    57446    SH      Defined          57146              300
Gannett Co Inc                  COM    364730101       575     7055    SH      Defined           7055
Gillette Company                COM    375766102      1184    28750    SH      Defined          27750             1000



                                                                                          Voting Authority
                                                                                          -----------------
                                                     Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                 Title of CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn Managers Sole    Shared    None

GreenPoint Financial Corp.      COM    395384100      1148    48205    SH      Defined          48205
H & R Block Inc.                COM    093671105      1125    25724    SH      Defined          25724
H J Heinz Co                    COM    423074103       366     9190    SH      Defined           9190
Hershey Foods Corp              COM    427866108       360     7590    SH      Defined           7590
Hillenbrand Industries          COM    431573104      1415    44643    SH      Defined          43703              940
Horace Mann Educators           COM    440327104       625    31830    SH      Defined          28800             3030
Humphrey Hospitality Trust, In  COM    445467103       477    61098    SH      Defined          61098
IHOP Corp                       COM    449623107      2266   135784    SH      Defined         130464             5320
Inacom Corp Com                 COM    45323g109       720    98500    SH      Defined          98500
Insurance Auto Auctions, Inc.   COM    457875102       553    35100    SH      Defined          27000             8100
Integrated Device Technology C  CONV   458118AA4       521   475000   PRN      Defined         475000
Intel Corp.                     COM    458140100       576     6996    SH      Defined           5810             1186
International Flavors & Fragra  COM    459506101      2399    63763    SH      Defined          61913             1850
International Home Foods, Inc   COM    459655106       917    52750    SH      Defined          52750
Interpublic Group Cos Inc       COM    460690100      1212    21016    SH      Defined          21016
ITT Educational Services, Inc.  COM    45068b109      1339    86767    SH      Defined          81067             5700
Johnson & Johnson               COM    478160104       288     3089    SH      Defined           3089
Jostens, Inc.                   COM    481088102      1460    60063    SH      Defined          60063
Key Energy Group CV             CONV   492914AF3      1583  2315000   PRN      Defined        2315000
Kimball Intl Cl B               COM    494274103       781    47350    SH      Defined          45850             1500
Knight-Ridder Inc.              COM    499040103       586     9845    SH      Defined           9845
Lamaur Corporation              COM    513233106         4    25000    SH      Defined          25000
Level 3 Communications, Inc.    COM    52729n100      3024    36938    SH      Defined                           36938
Lilly Industries, Inc. Cl A     COM    532491107       244    18125    SH      Defined          18125
Lincoln Bancorp Ind Com         COM    532879103       263    25000    SH      Defined          25000
Lincoln Electric Holdings       COM    533900106      2382   115480    SH      Defined         115480
M & F Worldwide Corp.           COM    552541104       218    43100    SH      Defined          37800             5300
Mattel, Inc                     COM    577081102       611    46540    SH      Defined          39970             6570
McCormick & Co.                 COM    579780206      1883    63307    SH      Defined          63307
McDonald's Corp.                COM    580135101       996    24702    SH      Defined          24702
MCI Worldcom Inc                COM    55268B106       843    15879    SH      Defined          12600             3279
McKesson HBOC Inc               COM    58155q103      1365    60678    SH      Defined          58678             2000
MediaOne Group, Inc.            COM    58440j104      2038    26527    SH      Defined          26527
Microsoft Corp                  COM    594918104       701     6000    SH      Defined           5600              400
Midas, Inc.                     COM    595626102       258    11807    SH      Defined          11807
Minnesota Power, Inc.           COM    604110106       847    50000    SH      Defined          50000
MMI Companies Inc               COM    553087107       216    25000    SH      Defined          25000
MONY Group, Inc.                COM    615337102       427    14640    SH      Defined          14640
MSC Software Corp Sd Conv       CONV   553531AA2       307   344000   PRN      Defined         344000
National Service Industries, I  COM    637657107       409    13880    SH      Defined          13005              875
North Fork Bancorporation       COM    659424105       303    17420    SH      Defined          17420
Northland Cranberries Inc Cl A  COM    666499108        73    12101    SH      Defined          12101
NovaCare Inc CV                 CONV   669930AA7      1970  2000000   PRN      Defined        2000000
Novastar Financial, Inc.        COM    669947400      2730   873600    SH      Defined         873600
Paine Webber S & P Midcap 400   COM    695629238       242     8500    SH      Defined           8500
Parker Drilling CV              CONV   701081AD3      2294  3300000   PRN      Defined        3300000
Penn Treaty American Corp       COM    707874103       695    44100    SH      Defined          44100
Pep Boys - Manny, Moe & Jack    COM    713278109       334    37380    SH      Defined          33220             4160
Phoenix Investment Partners Lt  COM    719085102       219    27015    SH      Defined          27015
Possis Medical Inc              COM    737407106       145    18500    SH      Defined          18500
PSS World Medical, Inc.         COM    69366a100       135    14300    SH      Defined          11100             3200
R.H. Donnelley Corp             COM    74955w307      2587   137054    SH      Defined         131554             5500
RCN Corp                        COM    749361101       388     8000    SH      Defined           6000             2000
Redwood Trust, Inc.             COM    758075402      1388   111000    SH      Defined          98000            13000
Reliance Bancorp, Inc.          COM    759451107      1358    39370    SH      Defined          39370
Rent-Way, Inc.                  COM    76009u104       873    46692    SH      Defined          46692



                                                                                          Voting Authority
                                                                                          -----------------
                                                     Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                 Title of CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn Managers Sole    Shared    None

Reynolds & Reynolds - CL A      COM    761695105      1315    58455    SH      Defined          58455
RLI Corp                        COM    749607107       719    21145    SH      Defined          21145
Rollins Inc.                    COM    775711104       662    44125    SH      Defined          44125
Roslyn Bancorp, Inc.            COM    778162107      2645   142995    SH      Defined         142995
Schulman A Inc                  COM    808194104       475    29100    SH      Defined          29100
Serologicals Corporation        COM    817523103        60    10000    SH      Defined          10000
Service Corporation Internatio  COM    817565104      1015   146325    SH      Defined         132740            13585
Somanetics Corp New             COM    834445405        36    30000    SH      Defined          30000
Standard & Poor's 500 Deposito  COM    78462f103      4831    32890    SH      Defined          32890
Stewart Enterprises Inc         COM    860370105       312    65600    SH      Defined          59600             6000
Superior Industries Intl, Inc.  COM    868168105       644    24000    SH      Defined          24000
Swift Energy CV                 CONV   870738AB7      2188  2805000   PRN      Defined        2805000
Templeton Dragon Fund Inc.      COM    88018t101       252    25700    SH      Defined          25700
The Scotts Company              COM    810186106       904    22471    SH      Defined          21601              870
Thermo Instr Sys Inc            CONV   883559AE6      1738  2210000   PRN      Defined        2210000
Torchmark Corp                  COM    891027104       949    32650    SH      Defined          32650
Trenwick Group Inc              COM    895290104       413    24375    SH      Defined          24375
Trinity Industries Inc          COM    896522109       242     8500    SH      Defined           8500
Troy Finl Corp Com              COM    897329108       509    50000    SH      Defined          50000
Tupperware Corporation          COM    899896104       190    11200    SH      Defined          11200
U.S. Bancorp                    COM    902973106      1078    45289    SH      Defined          30289            15000
U.S. Industries, Inc.           COM    912080108      2136   152573    SH      Defined         147073             5500
UCAR International              COM    90262k109      1619    90916    SH      Defined          83936             6980
Universal Foods                 COM    913538104       236    11600    SH      Defined          11600
Universal Stainless & Alloy     COM    913837100       358    53000    SH      Defined          53000
Utah Medical Products Inc       COM    917488108       236    34929    SH      Defined          34929
Valassis Communications Inc     COM    918866104      1307    30933    SH      Defined          30933
Vesta Insurance Group           COM    925391104       388   100000    SH      Defined         100000
VidaMed, Inc.                   COM    926530106        32    17642    SH      Defined          17642
Washington Mutual, Inc.         COM    939322103      1317    50884    SH      Defined          50884
Waste Management, Inc. (DE)     COM    94106l109       867    50458    SH      Defined          45458             5000
WEBS - Malaysia Index           COM    92923H871       233    32950    SH      Defined          32950
Wells Fargo Corporation         COM    949746101      1411    34888    SH      Defined            600            34288
West Teleservices Corporation   COM    956188106       244    10000    SH      Defined          10000
Western Gas Resources, Inc.     COM    958259103       277    21000    SH      Defined          21000
Whitman Corp                    COM    96647r107       326    24251    SH      Defined          24251
Wisconsin Central Transportati  COM    976592105      1555   115704    SH      Defined         105604            10100

REPORT SUMMARY                     141 DATA RECORDS  126102       0       OTHER MANAGERS ON WHOSE BEHALF
REPORT IS FILED